TRADE AND OTHER RECEIVABLES - Schedule of Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Receivables from contracts with customers	$ 67,397	$ 45,258	$ 27,814
Lease receivables	55,608	18,165	13,160
Claims receivable	1,489	1,097	3,022
Advances	2,959	1,263	1,911
Agent receivables	843	149	2,229
Other receivables	11,171	7,600	15,788
Trade and other receivables	$ 139,467	$ 73,532	$ 63,924